Borrowings - Schedule of borrowings (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
Non-current portion of non-current notes and debentures issued	$ 495,707,000	$ 0
Non-current	663,060,000	430,304,000
Current
Current notes and debentures issued and current portion of non-current notes and debentures issued	8,250,000	0
Current	154,898,000	205,092,000
Borrowings	817,958,000	635,396,000	$ 723,339,000
Collateralized liabilities	637,306	525,663
Bank overdrafts
Current
Current	6,214,000	90,000
Bank borrowings
Non-current
Non-current	167,315,000	430,202,000
Current
Current	140,367,000	204,923,000
Obligations under finance leases
Non-current
Non-current	38,000	102,000
Current
Current	$ 67,000	$ 79,000